Commitments and Contingencies - Future minimum rental payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Future minimum rental payments, operating leases
2022	$ 636	$ 634
2023	555	639
2024	385	555
2025	32	385
2026		33
More than 5 years		16
Total undiscounted lease maturities	2,098	2,262
Imputed interest	(176)	(202)
Total lease liability	$ 1,922	$ 2,060